Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Retirement Income Portfolio Series
Entity Central Index Key	0001640102
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
American Funds Retirement Income Portfolio — Conservative - Claas A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class A
Trading Symbol	NAARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 15	0.30% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Conservative - Claas C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class C
Trading Symbol	NGCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.05% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class T
Trading Symbol	TFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,00
0
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statis ti cs
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1% .
American Funds Retirement Income Portfolio - Conservative - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-1
Trading Symbol	FAFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
st
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-2
Trading Symbol	FDFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,
000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-3
Trading Symbol	FICWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-1
Trading Symbol	RARPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 52	1.03% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-2
Trading Symbol	RDRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 i
nves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 50	0.99% *
*Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-2E
Trading Symbol	RGRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.79% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-3
Trading Symbol	RJRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.68% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-4
Trading Symbol	RMRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-5E
Trading Symbol	RROPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-5
Trading Symbol	RQRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-6
Trading Symbol	RTRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 1,245,000,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class A
Trading Symbol	NBARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class C
Trading Symbol	NBCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 52	1.04% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class T
Trading Symbol	TAFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-1
Trading Symbol	FBFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-2
Trading Symbol	FHFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund st atistic s
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-3
Trading Symbol	FIMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Ann
ualiz
ed.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-1
Trading Symbol	RBRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 52	1.03% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-2
Trading Symbol	RERPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 47	0.93% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-2E
Trading Symbol	RHRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 35	0.70% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-3
Trading Symbol	RKRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
vest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 30	0.60% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-4
Trading Symbol	RNRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-5E
Trading Symbol	RRPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 10	0.20% *
*Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-5
Trading Symbol	RRRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
stme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Moderate - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-6
Trading Symbol	RURPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 1,490,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class A
Trading Symbol	NDARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class C
Trading Symbol	NDCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 52	1.04% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class T
Trading Symbol	TAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class F-1
Trading Symbol	FCFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class F-2
Trading Symbol	FGFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.11% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class F-3
Trading Symbol	FIEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
vestmen
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-1
Trading Symbol	RCRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
vestme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 52	1.03% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-2
Trading Symbol	RFRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 43	0.85% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-2E
Trading Symbol	RIRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.80% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-3
Trading Symbol	RLRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 31	0.61% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-4
Trading Symbol	RPRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 11	0.21% *
*Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-5E
Trading Symbol	RRQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.15% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-5
Trading Symbol	RXRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 5	0.09% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-6
Trading Symbol	RVRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 1,796,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fun d type (percent of net assets) *Less than 1%.

[1]	Annualized.